Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

9           PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	June 30,	December 31,
	2012	2011
	¼ Unaudited ¼‰

Buildings	$3,915,407	$3,888,234
Machinery and equipment	177,358,013	175,736,470
Vehicles	786,083	663,985
Office equipment and furniture	139,728	134,929
Construction-in-progress	50,141,011	27,449,846

	232,340,242	207,873,464
Less: Accumulated depreciation	(22,571,325)	(17,005,843)

	$209,768,917	$190,867,621

Depreciation expense on property, plant and equipment is allocated to the following items:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰

Cost of sales	$2,580,156	$2,246,111	$5,347,643	$4,589,859
Selling, general and administrative expenses	55,355	40,473	104,491	81,707

	$2,635,511	$2,286,584	$5,452,134	$4,671,566

For the six months ended June 30, 2012 and the year ended December 31,2011, interest capitalized amounted to $587,984 and $1,246,179 respectively.

7        PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

As of December 31,
2011	2010
Buildings	$3,888,234	$3,733,116
Machinery and equipment	175,736,470	130,513,767
Vehicles	663,985	560,440
Office equipment and furniture	134,929	130,043
Construction-in-progress	27,449,846	3,117,935

	207,873,464	138,055,301
Less: Accumulated depreciation	(17,005,843)	(8,273,997)

	$190,867,621	$129,781,304

Depreciation expense on property, plant and equipment is allocated to the following items:

As of December 31,
2011	2010
Cost of sales	$8,141,839	$7,788,486
Selling, general and administrative expenses	165,229	121,127

	$8,307,068	$7,909,613

For the years ended December 31, 2011 and 2010, interest capitalized amounted to $1,246,179 and nil, respectively.